UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 28, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wolf Fund Management Ltd.

Address:  850 Third Avenue, 10th Floor
          New York, New York 10022

13F File Number: 028-14288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shyam Srinivasan
Title:     Chief Financial Officer
Phone:     212-201-2640


Signature, Place and Date of Signing:

/s/ Shyam Srinivasan              New York, New York          November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $ 112,072
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number          Name

1.     028-14292                   Wolf Opportunity Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2        COLUMN 3     COLUMN 4          COLUMN 5     COLUMN 6   COLUMN 7     COLUMN 8

                                 TITLE                        VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS             CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE   SHARED NONE
CISCO SYS INC                  COM                17275R102   49,647    2,600,000 SH         SOLE                2,600,000
EURONET WORLDWIDE INC          COM                298736109   46,220    2,459,814 SH         SOLE                2,459,814
HEWLETT PACKARD CO             COM                428236103    5,134      300,916 SH         SOLE                  300,916
OWENS ILL INC                  COM NEW            690768403    9,614      512,500 SH         SOLE                  512,500
SMART TECHNOLOGIES INC         CL A SUB VTG S     83172R108    1,457      893,697 SH         SOLE                  893,697





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